Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Uncertainties [Abstract]
Balance at beginning of period	$ 243	$ 267	$ 264
Additions (reductions) for tax positions taken in prior years	57	(17)	31
Additions for tax positions taken in the current year	12	13	4
Exam resolutions	(6)	(17)	(22)
Statute expirations	(4)	(3)	(10)
Balance at end of period	$ 302	$ 243	$ 267